Property and Equipment - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 7,619	$ 5,348	$ 3,152
Impairment loss on office furniture and equipment, leasehold improvements and computer equipment	1,285
Property and Equipment
Property, Plant and Equipment [Line Items]
Property and equipment with carrying value pledged as collateral to secure long term debt	$ 1,777	$ 7,162